Document and Entity Information	May 26, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001616533
Document Type	8-K/A
Document Period End Date	May 26, 2026
Entity Registrant Name	PENGUIN SOLUTIONS, INC.
Entity File Number	001-38102
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	36-5142687
Entity Address, Address Line One	45800 Northport Loop West
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	623-1231
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.03 par value per share
Trading Symbol	PENG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed by Penguin Solutions, Inc. (the “Company”) to amend the Current Report on Form 8-K filed with the Securities and Exchange Commission on June 1, 2026 (the “Initial Form 8-K”), solely to supplement the Company’s disclosure under Item 5.02 of the Initial Form 8-K. Except as set forth herein, this Amendment does not amend, modify, or update the disclosure contained in the Initial Form 8-K.